Shareholders' Equity - Summary Of Accumulated Other Comprehensive (Loss) Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Class of Stock [Line Items]
Balance	¥ 214,219	$ 214,219	¥ 124,678	¥ 334,046
Other comprehensive income	10,460	1,433	69	20,896
Balance	955,814	130,946	214,219	124,678
Accumulated Other Comprehensive Income (loss) [Member]
Class of Stock [Line Items]
Balance	15,079	15,079	15,010	(5,886)
Other comprehensive income	10,460		69	20,896
Balance	25,539	3,499	15,079	15,010
Accumulated Other Comprehensive Income (loss) [Member] | Foreign currency translation adjustment [Member]
Class of Stock [Line Items]
Balance	15,079		15,010	(5,886)
Other comprehensive income	10,460		69	20,896
Balance	¥ 25,539	$ 3,499	¥ 15,079	¥ 15,010